As filed with the Securities and Exchange Commission on August 6, 2012
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund
 (Exact name of registrant as specified in charter)
1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

DAILY INCOME FUND
Money Market Portfolio
STATEMENT OF NET ASSETS
JUNE 30, 2012
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (19.46%) (1)
$165,000,000	Anglesea Funding LLC	07/03/12	0.40%	$164,996,334
165,000,000	Chesham Finance LLC	07/03/12	0.35	164,996,792
165,000,000	Ebury Finance LTD	07/05/12	0.35	164,993,583
165,000,000	Halkin Finance LLC	07/05/12	0.35	164,993,583
660,000,000	Total Asset Backed Commercial Paper			659,980,292

COMMERCIAL PAPER (1.47%)
$50,000,000	Private Export Funding Corporation	07/26/12	0.18%	$49,993,750
50,000,000	Total Commercial Paper			49,993,750

INTERNATIONAL BANK MEDIUM TERM NOTE (2.95%)
$100,000,000	International Bank for Reconstruction and Development (8)	07/25/12	0.30%	$100,000,000
100,000,000	Total international Bank Medium Term Note			100,000,000

LETTER OF CREDIT COMMERCIAL PAPER (0.48%)
$16,155,000	Oakland-Alameda County Coliseum Authority Lease RB (Oakland Coliseum Arena Project) - 1996 Series A-1 LOC BNY Mellon, N.A.	07/05/12	0.20%	$16,155,000
16,155,000	Total Letter of Credit Commercial Paper			16,155,000

LOAN PARTICIPATIONS (4.27%)
$55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	07/10/12	0.40%	$55,000,000
40,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/20/12	0.48	40,000,000
50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/21/12	0.48	50,000,000
145,000,000	Total Loan Participations			145,000,000

TIME DEPOSIT (18.78%)
$127,000,000	BNP Paribas S.A.	07/02/12	0.12%	$127,000,000
165,000,000	Credit Agricole S.A.	07/02/12	0.21	165,000,000
50,000,000	National Australia Bank LTD	07/02/12	0.07	50,000,000
145,000,000	National Bank of Canada	07/02/12	0.03	145,000,000
150,000,000	Royal Bank of Canada	07/02/12	0.10	150,000,000
637,000,000	Total Time Deposit			637,000,000

VARIABLE RATE DEMAND INSTRUMENTS (0.97%) (2)
$350,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.37%	$350,000
840,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.26	840,000
2,480,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.26	2,480,000
3,956,162	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.24	3,956,162
2,605,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.27	2,605,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.18	700,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.26	1,800,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.32	2,500,000
4,460,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.24	4,460,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.47	6,900,000
6,480,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.29	6,480,000
33,071,162	Total Variable Rate Demand Instruments			33,071,162

YANKEE CERTIFICATES OF DEPOSIT (48.65%)
$50,000,000	Australia and New Zealand Banking Group LTD.	02/04/13	0.36%	$50,001,510
15,000,000	Australia and New Zealand Banking Group LTD.	02/11/13	0.37	15,000,000
100,000,000	Bank of Montreal	08/21/12	0.19	100,000,000
85,000,000	Bank of Nova Scotia	09/21/12	0.32	85,000,000
75,000,000	Bank of Nova Scotia	09/26/12	0.32	75,000,000
75,000,000	Bank of Tokyo-Mitsubishi, UFJ LTD.	07/25/12	0.37	75,000,499
75,000,000	Bank of Tokyo-Mitsubishi, UFJ LTD.	08/15/12	0.36	75,000,000
150,000,000	Barclays Bank PLC	07/27/12	0.17	150,000,000
50,000,000	Canadian Imperial Bank of Commerce (3)	07/25/12	0.34	50,000,000
65,000,000	Canadian Imperial Bank of Commerce	10/18/12	0.25	65,000,000
100,000,000	National Australia Bank LTD. (4)	08/16/12	0.34	100,000,000
50,000,000	Nordea Bank Finland PLC	08/30/12	0.28	50,000,833
50,000,000	Rabobank Nederland	09/21/12	0.30	50,026,129
75,000,000	Societe Generale S.A. (5)	09/28/12	0.35	75,000,000
50,000,000	Sumitomo Mitsui Banking Corp.	07/19/12	0.23	49,999,250
125,000,000	Sumitomo Mitsui Banking Corp.	08/08/12	0.34	125,000,659
100,000,000	Svenska Handelsbanken A.B.	07/26/12	0.28	100,000,347
60,000,000	Svenska Handelsbanken A.B.	08/06/12	0.29	60,000,299
150,000,000	Toronto Dominion Bank	07/19/12	0.25	150,000,000
150,000,000	Westpac Banking Corp. (6)	02/04/13	0.47	150,000,000
1,650,000,000	Total Yankee Certificates of Deposit			1,650,029,526

U.S. GOVERNMENT MEDIUM TERM NOTES (2.95%)
$100,000,000	Federal Home Loan Bank (7)	07/18/12	0.15%	$100,000,000
100,000,000	Total U.S. Government Medium Term Notes			100,000,000

	Total Investments (99.98%)
	(cost $3,391,229,730†)			3,391,229,730
	Cash and Other Assets, net of Liabilities (0.02%)			746,711

	Net Assets (100.00%)			$3,391,976,441

	Advantage Shares, 1,600,026,185 shares outstanding			$ 1.00
	Institutional Class, 300,002,655 shares outstanding			$ 1.00
	Institutional Service Shares, 83,597,736 shares outstanding			$ 1.00
	Investor, 163,765,697 shares outstanding			$ 1.00
	Option Xpress Class, 259,016,653 shares outstanding			$ 1.00
	Retail Class, 762,799,733 shares outstanding			$ 1.00
	Investor Service Shares, 224,100,236 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

Footnotes
(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $659,980,292, which represented 19.46% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.
(4) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.
(5) The Interest rate is adjusted monthly based upon one month LIBOR plus 0.10% and has a 7 day Put.
(6) The Interest rate is adjusted monthly based upon Quarterly LIBOR Flat.
(7) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%.
(8) The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.15%.

Key

IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2012
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Repurchase Agreements (77.61%)
$194,000,000	BNP Paribas Securities Corp., purchased on 06/29/12, repurchase proceeds at maturity $194,002,263 (Collateralized by $531,491,705, GNMA, 3.000% to 8.500%, due 05/15/16 to 06/15/42, value $197,880,0001)	07/02/12	0.14%	$194,000,000
234,000,000	BNY Mellon Capital Market, LLC, purchased on 06/29/12, repurchase proceeds at maturity $234,003,705 (Collateralized by $237,038,025, GNMA, 2.500% to 6.500%, due 11/20/23 to 06/20/42, value $238,680,547)	07/02/12	0.19	234,000,000
140,000,000	Goldman, Sachs & Co., purchased on 06/29/12, repurchase proceeds at maturity $140,001,633 (Collateralized by $1,829,579,801, GNMA, 0.0000% to 6.0000%, due 03/20/13 to 02/20/42, value $142,800,000)	07/02/12	0.14	140,000,000
344,000,000	J. P. Morgan Securities LLC., purchased on 06/29/12, repurchase proceeds at maturity $344,004,013 (Collateralized by $736,050,630, GNMA, 1.125% to 6.000%, due 05/20/22 to 05/20/42, value $350,880,511)	07/02/12	0.14	344,000,000
193,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 06/29/12, repurchase proceeds at maturity $193,002,252 (Collateralized by $326,516,260, GNMA, 1.6250% to 5.5000%, due 04/20/27 to 05/15/52, value $196,860,000)	07/02/12	0.14	193,000,000
1,105,000,000	Total Repurchase Agreements			1,105,000,000

U.S. Government Obligations (15.13%)
$50,000,000	U.S. Treasury Note	07/15/12	0.08%	$50,027,069
50,000,000	U.S. Treasury Note	09/15/12	0.15	50,126,608
50,000,000	U.S. Treasury Note	09/30/12	0.11	50,032,849
65,000,000	U.S. Treasury Note	11/15/12	0.18	65,291,124
215,000,000	Total U.S. Government Obligations			215,477,650

	Total Investments (92.74%) (Cost $1,320,477,650†)			1,320,477,650
	Cash and Other Assets, Net of Liabilities (7.26%)			103,434,468
	Net Assets (100.00%)			$1,423,912,118

	Institutional Class, 758,721,117 shares outstanding			$ 1.00
	Institutional Service Shares, 235,220,015 shares outstanding			$ 1.00
	Investor, 179,811,076 shares outstanding			$ 1.00
	Retail Class, 77,936,775 shares outstanding			$ 1.00
	Investor Service Shares, 172,204,362 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2012
(UNAUDITED)

Face		Maturity	Interest	Value
Amount		Date	Rate	(Note 1)

Asset Backed Commercial Paper (8.93%) (1)
$60,000,000	Straight-A-Funding LLC	07/03/12	0.18%	$59,999,400
30,000,000	Straight-A-Funding LLC	09/12/12	0.18	29,989,050
20,000,000	Straight-A-Funding LLC	09/20/12	0.18	19,991,900
110,000,000	Total Asset Backed Commercial Paper			109,980,350

Floating Rate Securities (18.50%)
$50,000,000	Federal Agricultural Mortgage Corporation (2)	10/01/12	0.32%	$50,000,000
10,000,000	Federal Agricultural Mortgage Corporation (3)	10/25/12	0.17	10,005,150
20,000,000	Federal Home Loan Bank (4)	07/18/12	0.22	19,999,340
50,000,000	Federal Home Loan Bank (5)	07/18/12	0.15	50,000,000
20,000,000	Federal Home Loan Bank (6)	07/20/12	0.18	19,999,789
55,000,000	Federal Home Loan Bank (7)	08/28/12	0.26	55,000,000
20,000,000	Federal Home Loan Bank (8)	05/21/13	0.13	19,999,098
2,810,117	Overseas Private Investment Corporation (9)	07/20/12	0.92	2,810,117
227,810,117	Total Floating Rate Securities			227,813,494

Loan Participations (4.63%)
$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	07/06/12	0.40%	$30,000,000
5,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	07/23/12	0.30	5,000,000
10,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/13/12	0.30	10,000,000
12,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/22/12	0.35	12,000,000
57,000,000	Total Loan Participations			57,000,000

Repurchase Agreements ( 45.57%)
$290,000,000	Annaly Capital Management, Inc., purchased on 06/29/12, repurchase proceeds at maturity $290,008,217 (Collateralized by $758,455,424, FHLMC, 0.7917% to 6.1390%, due 11/15/25 to 07/01/48, value $158,578,902, FNMA, 2.002% to 7.000%, due 06/01/14 to 07/01/50, value $145,921,098)	07/02/12	0.34%	$290,000,000
174,000,000	BNY Mellon Capital Markets, LLC, purchased on 06/29/12, repurchase proceeds at maturity $174,004,205 (Collateralized by $340,251,572, FHLMC, 2.500% to 7.000%, due 08/01/13 to 06/01/42, value $20,712,530, FNMA, 0.000% to 8.000%, due 09/04/12 to 07/01/42, value $155,054,665, GNMA, 4.000% to 9.000%, due 11/15/15 to 09/15/41, value $1,712,805)	07/02/12	0.29	174,000,000
47,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 06/29/12, repurchase proceeds at maturity $47,000,548 (Collateralized by $165,273,710, GNMA, 1.625% to 6.500%, due 05/15/27 to 05/15/52, value $47,940,001)	07/02/12	0.14	47,000,000
50,000,000	UBS Securities, LLC, purchased on 06/29/12, repurchase proceeds at maturity $50,000,667 (Collateralized by $47,694,700, USTR, 2.625%, due 12/31/14, value $51,000,080)	07/02/12	0.16	50,000,000
561,000,000	Total Repurchase Agreements			561,000,000

U.S. Government Agency Discount Notes (12.99%)
$25,000,000	Federal Agricultural Mortgage Corporation	10/23/12	0.20%	$24,984,167
25,000,000	Federal Agricultural Mortgage Corporation	01/25/13	0.16	24,976,889
5,000,000	Federal Agricultural Mortgage Corporation	02/07/13	0.18	4,994,475
10,000,000	Federal Farm Credit Bank	01/25/13	0.20	9,988,444
25,000,000	Federal Home Loan Bank	09/10/12	0.17	24,998,639
20,000,000	Federal Home Loan Bank	10/03/12	0.19	19,990,078
15,000,000	Federal Home Loan Bank	10/04/12	0.20	14,992,083
15,000,000	Federal Home Loan Bank	10/18/12	0.18	14,991,825
20,000,000	Federal Home Loan Bank	12/11/12	0.14	19,987,322
160,000,000	Total U.S. Government Agency Discount Notes			159,903,922

U.S. Government Agency Medium Term Notes (4.85%)
$10,000,000	Federal Home Loan Bank	11/21/12	0.18%	$9,999,879
20,000,000	Federal Home Loan Bank	02/25/13	0.20	19,999,576
10,000,000	Federal Home Loan Bank	03/05/13	0.23	9,992,681
19,650,000	Federal Home Loan Bank	05/17/13	0.24	19,647,713
59,650,000	Total U.S. Government Agency Medium Term Notes			59,639,850

Variable Rate Demand Notes (4.55%) (10)
$6,000,000	Overseas Private Investment Corporation	06/15/17	0.20%	$6,000,000
10,000,000	Overseas Private Investment Corporation	06/15/17	0.20	10,000,000
30,000,000	Overseas Private Investment Corporation	12/15/19	0.20	30,000,000
10,000,000	Overseas Private Investment Corporation	01/15/21	0.20	10,000,000
56,000,000	Total Variable Rate Demand Notes			56,000,000

	Total Investments (100.02%) (Cost $1,231,337,616†)			1,231,337,616
	Liabilities in excess of cash and other assets (-0.02%)			(215,267)
	Net Assets (100.00%)			$1,231,122,349

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 903,703,041 shares outstanding			$ 1.00
	Institutional Class, 18,786,471 shares outstanding			$ 1.00
	Institutional Service Shares, 57,824,154 shares outstanding			$ 1.00
	Retail Class, 250,917,701 shares outstanding			$ 1.00

FOOTNOTES:
1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $109,980,350, which represented 8.93% of the Portfolio's net assets.  Unless otherwise indicated, these securities are not considered to be illiquid.

2)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.15%
3)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.22%
4)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.05%
5)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%
6)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.06%
7)	The interest rate is adjusted daily based upon Prime rate minus 2.99%
8)	The interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.04%
9)	The interest rate is adjusted seim-annually based upon six months LIBOR plus 0.125%
10)
Securities payable on demand at par including accrued interest with seven days notice). The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

KEY:
	FHLMC = Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	USTR = U.S. Treasury Bill

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30,2012
(UNAUDITED)

					Ratings (1)
		Maturity	Interest	Value		Standard
Face Amount		Date	Rate	(Note 1)	Moody’s	& Poor’s

Tax Exempt Commercial Paper (3.48%)
$15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	07/12/12	0.56%	$15,000,000	P-1	A-1+
15,000,000	Total Tax Exempt Commercial Paper			15,000,000

Tax Exempt Obligation Notes and Bonds (14.15%) (2)
$6,000,000	City School District of the City of Geneva Ontario County, NY RAN 2012	06/21/13	0.71%	$6,016,748
10,000,000	City School District of the City of Schenectady, Schenectady County, NY GO BAN 2011	07/06/12	1.00	10,000,676
6,400,000	Fayatteville-Manlius CSD Onondaga and Madison Counties, NY GO BAN 2012	07/10/13	0.45	6,419,072
1,710,000	Mahopac CSD Putnam County, NY BAN Series 2012A	03/01/13	0.55	1,717,924
3,700,000	Malone CSD Franklin County, NY BAN 2012	07/05/13	0.65	3,712,802
1,850,000	Orchard Park CSD Erie County, NY BAN 2011	12/14/12	0.72	1,854,409
600,000	Richfield Joint School District, WI TRAPN	10/25/12	0.70	600,568
1,950,000	School District of Bloomer, WI TRAPN	09/28/12	0.70	1,951,408
900,000	School District of Cambridge Dane and Jefferson Counties, WI TRAPN	09/20/12	0.65	901,186
1,550,000	School District of Edgerton, WI TRAPN	10/10/12	0.60	1,551,696
1,650,000	School District of Maple, WI TRAPN	11/01/12	0.65	1,651,920
2,900,000	School District of the Menomonie Area Dunn and ST. Croix Counties, WI TRAPN	09/19/12	0.75	2,901,569
1,175,000	School District of Three Lakes, WI TRAN	08/20/12	0.75	1,175,398
5,975,000	Sun Prairie Area School District, WI TRAPN	10/26/12	0.70	5,980,691
1,100,000	Unified School District of Antigo, WI TRAPN	10/29/12	0.65	1,101,252
7,000,000	Wappingers CSD Dutchess and Putnam Counties, NY BAN 2012 Series A	10/31/12	0.40	7,007,350
1,000,000	Wheatland Joint #1 School District, WI TRAPN	11/01/12	0.70	1,000,998
3,000,000	Wilson CSD Niagara County, NY BAN 2012	03/20/13	0.55	3,014,988
2,400,000	Windham-Ashland-Jewett CSD Greene County, NY BAN 2012	03/13/13	0.60	2,410,832
60,860,000	Total Tax Exempt Obligation Notes and Bonds			60,971,487

Tax Exempt Variable Rate Demand Instruments (4) (87.37%)
$3,000,000	ABAG Finance Authority for nonprofit Corporation, CA RB (On Lok Senior Health Services) - Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.13%	$3,000,000	VMIG-1
1,860,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wells Fargo Bank, N.A.	08/01/32	0.38	1,860,000	P-1	A-1+
7,275,000	Bay Area Toll Authority SF Bay Area Toll Bridge, CA RB Series B-1 LOC Bank of America, N.A.	04/01/45	0.18	7,275,000	VMIG-1	A-1+
9,200,000	Bay Area Toll Authority SF Bay Area Toll Bridge, CA RB Series E-1 LOC Bank of Tokyo-Mitsubishi UFJ LTD.	04/01/45	0.12	9,200,000	VMIG-1	A-1
3,000,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.27	3,000,000	VMIG-1
1,975,000	BB & T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) -Series 2008 - 1 VV LOC Branch Banking And Trust Company	01/01/27	0.19	1,975,000	VMIG-1
2,000,000	BB & T Municipal Trust Series 2011 LOC Branch Banking And Trust Company	09/01/22	0.18	2,000,000	VMIG-1
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.29	750,000		A-1+
1,500,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone, LA RB (Delta Equine Center LLC Project) – Series 2007 (3) (2) LOC Branch Banking And Trust Company	01/01/32	0.19	1,500,000
7,585,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) - Series 2009D LOC Sumitomo Mitsui Banking Corporation	12/01/16	0.13	7,585,000	VMIG-1
1,000,000	Chino Basin Regional Financing Authority, CA RRB (Inland Empire Utilities Agency) - Series 2008B LOC Lloyds TSB Bank PLC	06/01/32	0.20	1,000,000	VMIG-1	A-1+
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds - Series 2003B)	06/01/33	0.21	2,315,000		A-1+
2,930,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.38	2,930,000	VMIG-1
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.29	1,500,000		A-1+
1,200,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) -Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.17	1,200,000	VMIG-1
4,765,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (2) LOC U.S. Bank, N.A.	08/01/30	0.28	4,765,000
875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.15	875,000	VMIG-1	A-1+
4,200,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) - Series 08A (2) LOC U.S. Bank, N.A.	07/01/38	0.17	4,200,000
2,750,000	Cleveland- Cuyahoga County Port Authority, OH RB (Euclid Avenue Housing Corporation Project) - Series 2008 LOC U.S. Bank, N.A.	06/01/39	0.17	2,750,000	P-1	A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.22	3,000,000		A-1+
875,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) - Series 2004 (2) LOC Bank of Montreal	09/01/29	0.28	875,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (3) LOC Bank of Montreal	08/01/23	0.18	700,000	VMIG-1	A-1+
1,870,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) - 2006A (2) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.27	1,870,000
3,170,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.33	3,170,000		A-1+
2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) - Series 2001 LOC UBS AG	08/01/21	0.37	2,625,000	VMIG-1
6,545,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) - Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.17	6,545,000		A-1+
1,800,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) - Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.26	1,800,000	VMIG-1
10,820,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.23	10,820,000		A-1+
4,000,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) - Series 2009 LOC TD Bank, N.A.	12/01/36	0.18	4,000,000	VMIG-1
1,100,000	Dormitory Authority of the State of New York RB (University of Rochester) - Series 2006 LOC Bank of America, N.A.	07/01/27	0.26	1,100,000	VMIG-1	A-1
8,700,000	Dormitory Authority of the State of NY Highland Community Development Corporation RB Series 1994B Issue LOC HSBC BANK PLC	07/01/23	0.16	8,700,000	VMIG-1
1,280,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.19	1,280,000		A-1+
1,800,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.20	1,800,000		A-1+
9,225,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.23	9,225,000		A-1+
1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.28	1,050,000	P-1	A-1+
5,200,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.36	5,200,000	P-1	A-1+
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.18	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.55	3,000,000		A-1
3,400,000	Illinois Development Finance Authority RB (Glenwood School for Boys) - Series 1998 LOC BMO Harris Bank N.A.	02/01/33	0.18	3,400,000		A-1+
3,000,000	Illinois Educational Facilities Authority RB (The Adler Planetarium) – Series 1997 LOC PNC Bank, N.A.	04/01/31	0.16	3,000,000	VMIG-1	A-1+
1,900,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.18	1,900,000	VMIG-1	A-1+
5,000,000	Indiana Finance Authority Environmental RRB (Buke Energy Indiana, Inc. Project) - Series 2009A-4 LOC Bank of America, N.A.	12/01/39	0.15	5,000,000	VMIG-1	A-1+
5,200,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.18	5,200,000		A-1+
2,100,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (2) LOC Branch Banking and Trust Company	11/01/31	0.36	2,100,000
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.17	1,700,000		A-1+
12,500,000	Long Island Power Authority Electric System General RB Series 2012D LOC TD Bank, N.A.	12/01/29	0.14	12,500,000	VMIG-1	A-1+
2,500,000	Los Angeles County, CA MTA Proposition C Sales Taxes RRB Series 2009 - C1 LOC Sumitomo Mitsui Banking Corp.	07/01/25	0.14	2,500,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.17	600,000	VMIG-1	A-1+
1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) - Series 2001 Subseries 2001A (3)	11/01/29	0.13	1,440,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chamber at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.18	406,000		A-1+
6,000,000	Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) - Series 2007A LOC Wachovia Bank, N.A.	07/01/34	0.15	6,000,000	VMIG-1	A-1+
1,335,000	Massachusetts HEFA RB (Pool Loan Program Issue) - Series N LOC TD Banknorth, N.A.	02/01/38	0.15	1,335,000		A-1+
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) - Series 1994 (3) (2) LOC PNC Bank, N.A.	10/01/14	0.28	1,260,000
7,510,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2009F	12/01/30	0.14	7,510,000	P-1	A-1+
6,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2011C	11/01/35	0.15	6,000,000	P-1	A-1+
1,900,000	MTA Dedicated Fund Tax, NY RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.14	1,900,000		A-1+
10,000,000	Narragansett Bay Commission Wastewater System RRB 2008 Series A (2) LOC U.S. Bank, N.A.	09/01/34	0.18	10,000,000
3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.21	3,450,000		A-1+
2,065,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.27	2,065,000		A-1+
1,910,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.21	1,910,000		A-1+
2,700,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.32	2,700,000		A-1
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.24	1,600,000	P-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.28	2,000,000	VMIG-1	A-1+
2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) - Series 2004A LOC Citibank, N.A.	12/01/34	0.20	2,985,000		A-1
3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collateralized by Federal National Mortgage Association	09/15/28	0.17	3,500,000		A-1+
5,100,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A (3) LOC Citibank, N.A.	01/01/36	0.20	5,100,000		A-1
8,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3 LOC Bank of Tokyo-Mitsubishi UFJ LTD.	11/01/29	0.15	8,000,000	VMIG-1	A-1
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/19	0.20	4,575,000	VMIG-1	A-1+
5,300,000	New York City, NY series 1994 E-4 LOC BNP Paribas S.A.	08/01/21	0.17	5,300,000	VMIG-1	A-1+
7,500,000	New York Liberty Development Corporation RB (Goldman Sachs Headquarters Issue) - Series 2005 LOC Wells Fargo Bank, N.A.	10/01/35	0.17	7,500,000		A-1
10,040,000	New York State HFA RB (600 West 42nd Street) - 2009 Series A LOC BNY Mellon, N.A.	11/01/41	0.15	10,040,000	VMIG-1
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.26	5,000,000	VMIG-1
2,700,000	New York City, NY GO Bond Series 1994 E-4 LOC BNP Paribas S.A.	08/01/22	0.17	2,700,000	VMIG-1	A-1+
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project)- Series 1997E Collateralized by Federal National Mortgage Association	06/01/25	0.18	1,000,000		A-1+
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) -Series 1995 LOC Northern Trust Bank	05/01/25	0.25	3,500,000		A-1+
2,200,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.24	2,200,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.23	100,000		A-1+
7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank FCB	09/01/36	0.20	7,800,000	P-1	A-1
625,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (2) LOC PNC Bank, N.A	12/01/16	0.28	625,000
1,000,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (2) LOC Branch Banking And Trust Company	01/01/17	0.26	1,000,000
825,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (2) LOC Branch Banking And Trust Company	03/01/15	0.26	825,000
2,210,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.26	2,210,000	VMIG-1
6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.13	6,100,000	VMIG-1	A-1+
5,230,000	State of Connecticut HEFA RB (Yale University Issue) - Series Y-2	07/01/35	0.10	5,230,000	VMIG-1	A-1+
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) - Series F LOC JPMorgan Chase Bank, N.A.	07/01/47	0.19	300,000	VMIG-1
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.35	1,800,000		A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.13	5,500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.16	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series L-1 LOC Bank of America, N.A.	07/01/36	0.30	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.24	800,000	VMIG-1
2,335,000	The City of New York Fiscal 2004 Series H-4 LOC BNY Mellon, N.A.	03/01/34	0.13	2,335,000	VMIG-1	A-1+
11,000,000	The City of New York GO Bond Fiscal 2012 Series D Subseries D-3 LOC BNY Mellon, N.A.	10/01/39	0.13	11,000,000	VMIG-1	A-1+
2,900,000	The Delaware EDA RB (Peninsula United Methodist Homes, Inc. Project) - Series 2007A LOC PNC Bank, N.A	05/15/37	0.15	2,900,000	VMIG-1	A-1+
4,315,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007 LOC PNC Bank, N.A	01/01/37	0.22	4,315,000	VMIG-1
4,500,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) - Series 2006 LOC Wells Fargo Bank, N.A.	04/01/26	0.13	4,500,000	VMIG-1
1,045,000	The Washington EDFA RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.21	1,045,000		A-1+
6,000,000	Uinta County, WY Pollution Control RRB (Chevron U.S.A Inc.) - Series 1993	08/15/20	0.16	6,000,000	P-1
165,000	University of North Carolina at Chapel Hill RB – Series 2001B	12/01/25	0.15	165,000	VMIG-1	A-1+
1,040,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (2) LOC LaSalle National Bank, N.A.	06/01/25	0.34	1,040,000
13,300,000	Utah Transit Authority Sale Tax RB Series 2006B LOC BNP Paribas S.A.	06/15/36	0.16	13,300,000	VMIG-1	A-1+
2,225,000	Village of Arlington Heights, IL Multifamily Housing RRB (Dunton Tower Apartments Project) - Series 1997 (2) LOC BMO Harris Bank N.A.	05/01/24	0.18	2,225,000
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Guaranteed by Federal National Mortgage Association	12/15/40	0.21	2,700,000	VMIG-1
3,525,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) – Series 2006 LOC BMO Harris Bank N.A.	07/01/31	0.18	3,525,000	VMIG-1
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.18	1,200,000	VMIG-1
1,325,000	Wisconsin HEFA RB (Lutheran Social Services of Wisconsin and Upper Michigan, INC.) – Series 2004 LOC BMO Harris Bank N.A.	10/01/28	0.18	1,325,000	VMIG-1
376,581,000	Total Tax Exempt Variable Rate Demand Instruments			376,581,000

	Total Investments (105.00%)
	(Cost $452,552,487†)			452,552,487
	Liabilities in excess of cash and other assets (-5.00%)			(21,557,550)
	Net Assets (100.00%)			$ 430,994,937.00

	Advantage Shares, 202,664,246 shares outstanding			$ 1.00
	Institutional Class, 5,258,595 shares outstanding			$ 1.00
	Retail Class, 185,531,901 shares outstanding			$ 1.00
	Investor Service Class Shares, 37,758,944 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	2) Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

	3) Security subject to alternative minimum tax.

4) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown is the rate in effect at the date of this statement.

KEY:
	BAN = Bond Anticipation Note	LOC = Letter of Credit
	CSD = Central School District	MHRB = Multi-Family Housing Revenue Bond
	EDA = Economic Development Authority	MTA = Metropolitan Transportation Authority
	EDFA = Economic Development Finance Authority	PCFA = Pollution Control Finance Authority
	EDRB = Economic Development Revenue Bond	RAN = Revenue Anticipation Note
	FCB = Farm Credit Bank	RB = Revenue Bond
	GO = General Obligation	ROC = Reset Option Certificates
	HEFA = Health and Education Facilities Authority	RRB = Revenue Refunding Bonds
	HFA = Housing Finance Authority	TRAPN = Tax and Revenue Anticipation Promissory Note
	HFC = Housing Finance Commission	TRAN = Tax and Revenue Anticipation Note
	IDA = Industrial Development Authority
	IDC = Industrial Development Corporation
	IDRB = Industrial Development Revenue Bond

DAILY INCOME FUND
RNT NATIXIS LIQUID PRIME PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 2012
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (15.32%) (1)
$12,000,000	Anglesea Funding LLC	07/03/12	0.40%	$11,999,733
12,000,000	Chesham Finance LLC	07/03/12	0.35	11,999,767
11,000,000	Ebury Finance LTD	07/05/12	0.35	10,999,572
12,000,000	Halkin Finance LLC	07/05/12	0.35	11,999,534
47,000,000	Total Asset Backed Commercial Paper			46,998,606

LETTER OF CREDIT COMMERCIAL PAPER (3.91%)
$12,000,000	Louis Dreyfus Corporation, LOC Barclays Bank PLC	07/02/12	0.38%	$11,999,873
12,000,000	Total Letter of Credit Commercial Paper			11,999,873

LOAN PARTICIPATIONS (2.61%)
$8,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	08/22/12	0.35%	$8,000,000
8,000,000	Total Loan Participations			8,000,000

REPURCHASE AGREEMENTS (24.78%)
$76,000,000	BNY Mellon Capital Markets, LLC, dated 06/29/12, repurchase proceeds at maturity $76,001,837 (Collateralized by $75,636,403, FNMA, 1.000%, due 06/01/22 to 07/01/42, value $77,520,000)	07/02/12	0.29%	$76,000,000
76,000,000	Total Repurchase Agreements			76,000,000

TIME DEPOSIT (24.55%)
$15,000,000	BNP Paribas S.A.	07/02/12	0.12%	$15,000,000
15,300,000	Credit Agricole S.A.	07/02/12	0.21	15,300,000
15,000,000	National Australia Bank LTD	07/02/12	0.07	15,000,000
15,000,000	National Bank of Canada	07/02/12	0.03	15,000,000
15,000,000	Royal Bank of Canada	07/02/12	0.10	15,000,000
75,300,000	Total Time Deposit			75,300,000

YANKEE CERTIFICATES OF DEPOSIT (25.11%)
$8,000,000	Bank of Montreal	09/18/12	0.19%	$8,000,000
8,000,000	Bank of Nova Scotia	12/03/12	0.30	8,000,000
11,000,000	Bank of Tokyo-Mitsubishi UFJ LTD.	08/30/12	0.35	11,000,000
10,000,000	Mizuho Corporate Bank	07/05/12	0.37	10,000,000
11,000,000	Societe Generales S.A.	09/28/12	0.35	11,000,000
10,000,000	Sumitomo Mitsui Banking Corp.	07/09/12	0.37	10,000,000
11,000,000	Toronto Dominion Bank	07/19/12	0.25	11,000,000
8,000,000	Westpac Banking Corp.	02/04/13	0.47	8,000,000
77,000,000	Total Yankee Certificates of Deposit			77,000,000

	Total Investments (96.28%)
	(cost $295,298,479†)			295,298,479
	Cash and Other Assets, net of Liabilities(3.72%)			11,418,558
	Net Assets (100.00%)			$306,717,037

	Liquidity Class, 4,009,154 shares outstanding			$ 1.00
	Treasurer Class, 302,704,194 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

(1) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $46,998,606, which represented 15.32% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

Key

FNMA	= Federal National National Mortgage Association
LOC	= Letter of Credit

Note 1 - Valuation of Securities
	Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.
	Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

	Level 2 – prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

	Level 3 – prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2012.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of June 30, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$ 3,391,229,730	$ -0-
	Total.................................................................................		$ -0-	$ 3,391,229,730	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of June 30, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$1,105,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ................................		$ -0-	$215,477,650	$ -0-
	Total......................................................................................		$ -0-	$1,320,477,650	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of June 30, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$561,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ..................................		$ -0-	$670,337,616	$ -0-
	Total.................................................................................		$ -0-	$1,231,337,616	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund –RNT Natixis Liquid Prime Portfolio’s investments as of June 30, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	$ 76,000,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	$ 219,298,479	$ -0-
	Total.................................................................................		$ -0-	$ 295,298,479	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of June 30, 2012:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .....................................		$ -0-	$452,552,487	$ -0-
	Total.................................................................................		$ -0-	$452,552,487	$ -0-

	For the period ended June 30, 2012, there was no Level 1 or 3 investments.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*    /s/ Christine Manna

Christine Manna, Secretary

Date: August 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon

Michael P. Lydon, President

Date: August 6, 2012

By (Signature and Title)*    /s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: August 6, 2012

* Print the name and title of each signing officer under his or her signature.